CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenues:
Operating lease revenues	$ 254,465	$ 297,717	$ 810,755	$ 930,877
Sales-type lease revenues	22,210	29,754	78,616	82,467
Management fee revenues	9,106	6,367	20,700	13,412
Total revenues	285,781	333,838	910,071	1,026,756
Equipment trading revenues	25,443	16,943	66,299	45,269
Equipment trading expenses	(23,868)	(16,297)	(63,672)	(43,275)
Trading margin	1,575	646	2,627	1,994
Net gain (loss) on sale of leasing equipment	48,789	3,167	49,368	21,722
Operating expenses:
Depreciation and amortization	77,994	89,233	254,506	296,961
Direct operating expenses	14,268	15,765	48,796	45,348
Administrative expenses	26,682	31,426	79,143	79,839
Provision (reversal) for doubtful accounts	151	(2)	895	2,504
Total operating expenses	119,095	136,422	383,340	424,652
Operating income (loss)	217,050	201,229	578,726	625,820
Other (income) expenses:
Interest and debt expense	55,566	69,860	185,081	196,880
Other (income) expense, net	207	267	5	(5)
Total other (income) expenses	55,773	70,127	185,086	196,875
Income (loss) before income taxes	161,277	131,102	393,640	428,945
Income tax expense (benefit)	20,517	13,773	40,772	41,119
Net income (loss)	140,760	117,329	352,868	387,826
Less: dividends on preferred shares	19,169	15,888	56,522	46,520
Net income (loss) attributable to common shareholder	$ 121,591	$ 101,441	$ 296,346	$ 341,306